Share-based compensation (Details Textual) ¥ in Thousands				1 Months Ended		12 Months Ended
	Sep. 01, 2017 shares	Aug. 07, 2012 shares	Feb. 08, 2010 shares	Nov. 30, 2017	Dec. 31, 2006 shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares	Mar. 31, 2018 shares	Nov. 17, 2016 shares
Share-based Compensation						¥ 896,416		¥ 1,185,839		¥ 76,981
Other Subsidiaries [Member]
Share-based Compensation						329,600		23,300
Share-based Compensation Cost Not yet Recognized						0	¥ 0
Yixin [Member]
Second Share Award Scheme	The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under Second Share Award Scheme shall be 5% of the total number of issued shares without Shareholders' approval, subject to an annual limit of 3% of the total number of issued shares at the relevant time.
Exercise price of share options | $ / shares							¥ 0.0014
Stockholders' Equity Note, Stock Split				7-for-1
Options Held [Member]
Share-based Compensation						0				500
The intrinsic value of the options exercised						8,800		93,200		126,600
Total fair value of the options vested						0		0		3,400
Options Held [Member] | Yixin [Member]
Share-based Compensation						307,800		891,700
The intrinsic value of the options exercised						160,500
Total fair value of the options vested						254,600
Share-based Compensation Cost Not yet Recognized						¥ 222,500	¥ 222,500
Share-based Compensation ,Expected Weighted Average Recongnization Period						2 years 5 months 8 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation						¥ 219,400		268,500		75,800
Share-based Compensation Cost Not yet Recognized						¥ 359,000	¥ 359,000
Share-based Compensation ,Expected Weighted Average Recongnization Period						3 years 9 months 10 days
Total fair value of the RSUs vested						¥ 95,200		¥ 209,500		¥ 99,400
Weighted-average fair value per RSU granted Granted during the year | $ / shares							¥ 26.20		$ 22.44		$ 23.25
Restricted Stock Units (RSUs) [Member] | Yixin [Member]
Share-based Compensation						39,600
Share-based Compensation Cost Not yet Recognized						¥ 132,300	¥ 132,300
Share-based Compensation ,Expected Weighted Average Recongnization Period						3 years 2 months 15 days
Total fair value of the RSUs vested						¥ 6,100
Weighted-average fair value per RSU granted Granted during the year | $ / shares							¥ 0.31
2006 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares					1,028,512.5
2010 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares			3,089,887.5
2012 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares		1,908,180.0
PreIPO Share Option Scheme [Member] | Yixin [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	418,464,263
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
First Share Award Scheme [Member] | Yixin [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	70,830,417
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
2016 Employee Stock Incentive Plan After Amended [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares												6,200,000.0
2016 Employee Stock Incentive Plan Before Amended [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares													2,500,000.0